FINANCE LEASE LIABILITY (Obligations) (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Other Liabilities Disclosure [Abstract]
Finance lease liability, current portion	$ 50,025	$ 48,887
Finance lease liability, long-term portion	498,823	524,200
Finance lease liability	$ 548,848	$ 573,087